Stockholders' Equity (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 14, 2020	Apr. 14, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Authorized prferred stock			25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Number of shares issued for services			22,000	467,000	971,000	1,856,000	194,030	2,424,121
Proceeds from issuance of stock					$ 125,000	$ 1,110,000	$ 1,300,018	$ 2,090,375
Fair value of common stock shares issued			$ 20,000	$ 486,000	126,000	$ 1,112,000	$ 1,300,018	$ 2,090,375
Number of common stock value convertible note			211,000		211,000
Beneficial conversion feature of issued convertible notes			$ 1,277,000		1,568,000
Secure Financing [Member]
Number of common stock shares secure financing						1,127,522
Number of common stock value secure financing						$ 105,000
Beneficial conversion feature of issued convertible notes					$ 1,569,000
Two Holders [Member]
Number of common stock shares convertible note						3,955,747
Number of common stock value convertible note						$ 140,000
Private Placement [Member]
Number of common stock shares issued					407,408			12,011,269
Shares issued, price per share			$ 0.26		$ 0.26
Proceeds from issuance of stock					$ 125,000			$ 2,926,375
Fair value of common stock shares issued					$ 211,000			$ 2,090,375
Series A Preferred Stock [Member]
Authorized prferred stock	2,500,000	2,500,000
Preferred stock, par value	$ 0.001	$ 0.001
Voting Percentage	51.00%	51.00%
Preferred stock Voting Rights		The holders of the Series A Preferred Stock, in the aggregate, have voting power equal to 51% of the total votes of all of the outstanding common and preferred stock of the Company entitled to vote. Accordingly, each share of Series A Preferred Stock shall have voting rights equal to one and one-tenth (1.1) times a fraction, the numerator of which is the shares of outstanding common stock and undesignated preferred stock of the Company and the denominator of which is number of shares of outstanding Series A Preferred Stock.
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of common stock shares issued	2,500,000
Series A Preferred Stock [Member] | Private Placement [Member] | Chief Executive Officer [Member]
Number of shares issued for services		2,500,000
Fair value of shares issued for services		$ 465,000